Retirement benefit plan, Change in Net Defined Benefit Liability (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Change in net defined benefit liability [Abstract]
Net defined benefit liabilities, beginning of period	SFr 7,098	SFr 7,464	SFr 7,485
Net pension cost through statement of income/(loss)	1,751	1,679	1,655
Remeasurement through other comprehensive income/(loss)	(4,426)	(956)	(726)
Employer's contribution	(1,210)	(1,089)	(950)
Net defined benefit liabilities, end of period	SFr 3,213	SFr 7,098	SFr 7,464